Shareholder Report, Holdings (Details) - C000237197 [Member]	Dec. 31, 2024
Claros Mortgage Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Arbor Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Ladder Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Franklin BSP Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
TPG RE Finance Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Starwood Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
KKR Real Estate Finance Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Blackstone Mortgage Trust Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Apollo Commercial Real Estate Finance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
New York Mortgage Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%